Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Schedule of Cost

Cost	Laboratory and Manufacturing Equipment $	Furniture and Fixtures $	Computer Equipment and Software $	Leasehold Improvements $	Construction in process $	Total $
Balance as of January 1, 2023	13,341	1,510	1,419	23,964	2,803	43,037
Additions, net of transfers	—	—	—	—	87	87
Disposals	(2,886)	—	(137)	—	—	(3,023)
Deconsolidation of subsidiaries	(5,092)	(438)	(365)	(8,799)	(2,871)	(17,565)
Reclassifications	—	—	—	—	(18)	(18)
Balance as of December 31, 2023	5,363	1,072	917	15,165	1	22,518
Additions, net of transfers	246	—	11	—	—	256
Disposals/Impairment	(2,215)	—	(387)	—	(1)	(2,602)
Deconsolidation of subsidiaries	(246)	—	(11)	—	—	(256)
Reclassifications	—	—	—	—	—	—
Balance as of December 31, 2024	3,148	1,072	530	15,165	—	19,916

Schedule of Accumulated Depreciation and Impairment Loss

Accumulated depreciation and impairment loss	Laboratory and Manufacturing Equipment $	Furniture and Fixtures $	Computer Equipment and Software $	Leasehold Improvements $	Construction in process $	Total $
Balance as of January 1, 2023	(7,711)	(875)	(1,244)	(10,250)	—	(20,080)
Depreciation	(892)	(162)	(45)	(1,856)	—	(2,955)
Disposals	543	—	38	—	—	581
Deconsolidation of subsidiaries	3,917	339	357	4,858	—	9,472
Balance as of December 31, 2023	(4,142)	(698)	(894)	(7,248)	—	(12,982)
Depreciation	(139)	(153)	(13)	(1,503)	—	(1,807)
Disposals	1,485	—	376	—	—	1,861
Deconsolidation of subsidiaries	81	—	—	—	—	81
Balance as of December 31, 2024	(2,715)	(851)	(530)	(8,751)	—	(12,847)

Schedule of Property and Equipment, Net

Property and Equipment, net	Laboratory and Manufacturing Equipment $	Furniture and Fixtures $	Computer Equipment and Software $	Leasehold Improvements $	Construction in process $	Total $
Balance as of December 31, 2023	1,221	375	23	7,917	1	9,536
Balance as of December 31, 2024	433	221	—	6,414	—	7,069